Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

As of December 31, 2021, 2022 and 2023, the balances are comprised of the following:

	December 31, 2021		December 31, 2022		December 31, 2023
Cash	Ps.	1,475,210	Ps.	2,857,459	Ps.	1,796,444
Investments of cash surpluses		10,656,679		8,497,057		8,258,622
Cash equivalents designated for expenditure, held in trust in short term		1,200,988		1,016,948		145
Total	Ps.	13,332,877	Ps.	12,371,464	Ps.	10,055,211